Condensed Interim Consolidated Statements of Cash Flows	9 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,330,107)	$ (1,797,785)	$ (2,714,616)	$ (1,253,242)
Adjustments to reconcile net loss to net cash from operating activities:
Accretion on asset retirement obligations	23,982	24,714	55,030	19,907
Depletion and depreciation	120,459	161,988	105,503	60,479
Foreign exchange loss (gain)		(1,062)	(7,168)	87,747
Forfeiture of reclamation bond				50,165
Forgiveness of loan payable		(7,900)	(7,800)
Finance expense		14,956	18,031	13,506
Change in fair value of warrant liability	(22,570)	(152,869)	(178,509)
Gain on settlement of warrant liability	(930)
Loss on disposal of property and equipment				613,457
Extinguishment of trade and other payables			(4,368)	(9,682)
Share-based payments	318	604,861	546,335	2,870
Shares issued for services				54,958
Changes in operating assets and liabilities:
Trade and other receivables	40,599	(173,756)	(124,230)	34,092
Prepaid expenses and deposits	180,877	(831,968)	(271,126)	(29,977)
Trade and other payables	1,045,347	695,431	584,216	(234,475)
Amounts due to related parties		(10,618)	(24,536)	(162,598)
Right of use asset and lease liability	5,819	(930)	(785)	3,010
Net cash used in operating activities	(1,936,206)	(1,474,938)	(2,024,023)	(749,783)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures on property and equipment	(1,249,704)	(201,698)	(1,685,999)	(265,717)
Proceeds from sale of oil and gas interests				1,123,244
Net cash used in investing activities	(1,249,704)	(201,698)	(1,685,999)	857,527
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of share capital			8,112,340
Proceeds from issuance of private placement units		8,112,340
Proceeds from exercise of warrants	781,953
Share issuance costs	(93,861)	(1,067,374)	(1,067,868)
Convertible debenture repayment	(38,291)	(23,700)	(34,709)	(79,000)
Loan from related party		(3,647)	(1,452)	(8,455)
Loan repayment			(23,600)
Net cash provided by (used in) financing activities	649,801	7,017,619	6,984,711	(87,455)
Change in cash and cash equivalents during the period	(2,536,109)	5,340,983	3,274,689	20,289
Cash and cash equivalents, beginning of the period	3,300,495	25,806	25,806	5,517
Cash and cash equivalents, end of the period	764,386	5,366,789	3,300,495	25,806
Supplemental disclosures of non-cash investing and financing activities:
Common stock issued in connection with property acquisition agreement				2,468,750
Share purchase warrants issued in connection with private placements		1,692,151	1,692,151	1,051,370
Share purchase warrants issued in connection with exercise of warrants	579,153
Trade and other payables related to property and equipment	1,459,667	93,960	647,252	68,735
Adjustments to asset retirement obligations			(371,212)	376,647
Supplemental cash flow disclosures:
Interest paid	$ 1,182	$ 18,960	$ 24,536	$ 13,090